UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-01899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	2/28(9)
Date of reporting period:	02/28/17

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Research Growth Fund, Inc.

ANNUAL REPORT February 28, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Research Growth Fund, Inc.	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Research Growth Fund, Inc., covering the 12-month period from March 1, 2016 through February 28, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly over the past year while bonds produced mixed returns in response to various economic and political developments. After declining sharply in the months prior to the start of the reporting period, equities began a sustained rebound when U.S. monetary policymakers delayed additional rate hikes, other central banks eased their monetary policies, and commodity prices recovered from previously depressed levels. After a bout of volatility in June stemming from the United Kingdom’s referendum to leave the European Union, stocks generally continued to climb over the summer. Stock prices moderated in advance of U.S. elections, but markets rallied to a series of new highs over the remainder of the reporting period in anticipation of new U.S. fiscal, regulatory, and tax policies. In the bond market, yields of high-quality government bonds moved lower over the first half of the reporting period due to robust investor demand for current income, but yields subsequently surged higher amid expectations of rising interest rates. In contrast, lower rated corporate-backed bonds generally fared well in anticipation of a more business-friendly political climate.

U.S. political developments and ongoing global economic headwinds suggest that volatility may persist in the financial markets. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation

March 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from March 1, 2016 through February 28, 2017, as provided by Elizabeth Slover, Barry Mills, and David Sealy, Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended February 28, 2017, Dreyfus Research Growth Fund’s Class A shares produced a total return of 18.91%, Class C shares returned 18.04%, Class I shares returned 19.25%, Class Y shares returned 19.34%, and Class Z shares returned 19.17%.1 In comparison, the fund’s benchmark, the Russell 1000® Growth Index (the “Index”), produced a total return of 22.15% over the same period.2

Equities surged higher amid continued U.S. economic expansion and favorable post-election investor sentiment. While the fund participated substantially in the market’s advance, it lagged the Index primarily due to a few disappointments in the information technology sector.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal.

The fund invests in stocks selected by a team of core research analysts, with each analyst responsible for fund investments in his or her area of expertise. These analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. The analysts, under the direction of the director of the core research team, determine the fund’s allocations among market sectors. The fund’s portfolio is structured so that its sector weightings generally are similar to those of the Index.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

Economics and Politics Drove Markets Higher

Encouraging economic data and strong corporate financial results supported the rise in U.S. equities early in the reporting period. Concerns regarding the United Kingdom’s vote to leave the European Union in late June 2016 prompted a short-lived pullback in stock prices, as did uncertainty in the weeks leading up to the U.S. presidential election in November. However, in both cases, markets quickly recovered lost ground, reaching new record highs on the strength of improving employment data and mounting confidence in economic growth.

The decision by the Federal Reserve Board to hike short-term interest rates in December 2016, with additional hikes expected in 2017, led to rising bond yields. This development, combined with expectations of more favorable regulatory and corporate tax policies under a new presidential administration, drove financial stocks sharply higher over the final few months of the reporting period. Information technology stocks also outperformed market averages, albeit to a lesser degree, as did the industrials and materials sectors. Among the market’s weaker segments were the telecommunication services, real estate, consumer staples and utilities sectors.

DISCUSSION OF FUND PERFORMANCE (continued)

Sharing in the Market’s Gains

The fund slightly lagged the market’s robust gains over the reporting period, with particularly strong returns from the consumer discretionary and financials sectors. Top consumer discretionary performers included cosmetics and personal care products retailer ULTA Beauty and online travel services provider Priceline Group, both of which announced strong financial results. Two media-related holdings also performed notably well: Charter Communications, which expanded its footprint by acquiring Time Warner Cable; and CBS, which rose amid increasing prime time viewership and merger rumors. Several financial holdings, such as Goldman Sachs Group, BlackRock, Federated Investors, and Synchrony Financial, capitalized on the improving business environment. Leading gainers in other sectors included railroad Union Pacific, diversified manufacturer Honeywell International, and aerospace-and-defense contractor Raytheon. The fund also benefited from its lack of exposure to the lagging real estate sector.

On a more negative note, the fund’s information technology holdings failed to rise as sharply as the Index’s technology components. Consumer electronics maker Apple detracted from relative performance, as did less-than-stellar results from IT consultant Cognizant Technology Solutions, payments processor Visa, payroll solutions provider Paychex, and software giant Microsoft. A few individual holdings in other sectors also disappointed, including personal care products maker Estée Lauder and biotechnology developers Vertex Pharmaceuticals and Neurocrine Biosciences.

Positioned for Continued Growth

We believe that improving economic fundamentals, together with rising interest rates and the new presidential administration’s emphasis on pro-growth, pro-business policies, are likely to result in continued corporate earnings and revenue growth, particularly for financial institutions and companies in certain economically sensitive industries. As of the end of the reporting period, we have increased the fund’s exposure to financial and industrial stocks, while maintaining mildly overweighted exposure to energy and health care stocks. In contrast, we have trimmed the fund’s consumer discretionary holdings due to valuation concerns, and the fund holds underweighted exposure to high-yielding real estate stocks and traditionally defensive consumer staples companies.

March 15, 2017

 Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

 Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid. It does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 Source: Lipper Inc. — The Russell 1000®Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher growth earning potential as defined by Russell's leading style methodology. The Russell 1000®Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index.

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Research Growth Fund, Inc. Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares and the Russell 1000® Growth Index (the “Index”).

† Source: Lipper Inc.
†† The total return figures presented for Class A, Class C and Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 9/30/08 (the inception date for Class A, Class C and Class I shares), adjusted to reflect the applicable sales load for Class A shares. The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class Y and Class Z shares of Dreyfus Research Growth Fund, Inc. on 2/28/07 to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 2/28/17
	Inception Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	9/30/08	12.04%	10.96%	7.90%††
without sales charge	9/30/08	18.91%	12.27%	8.54%††
Class C shares
with applicable redemption charge†	9/30/08	17.04%	11.42%	7.78%††
without redemption	9/30/08	18.04%	11.42%	7.78%††
Class I shares	9/30/08	19.25%	12.57%	8.76%††
Class Y shares	7/1/13	19.34%	12.38%††	8.71%††
Class Z shares	2/4/72	19.17%	12.50%	8.77%
Russell 1000® Growth Index		22.15%	13.79%	9.07%

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
†† The total return performance figures presented for Class A, Class C and Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 9/30/08 (the inception date for Class A, Class C and Class I shares), adjusted to reflect the applicable sales load for Class A shares. The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Research Growth Fund, Inc. from September 1, 2016 to February 28, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2017

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.79	$9.66	$4.46	$4.10	$4.82
Ending value (after expenses)	$1,065.00	$1,060.80	$1,066.40	$1,067.30	$1,066.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2017

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.66	$9.44	$4.36	$4.01	$4.71
Ending value (after expenses)	$1,019.19	$1,015.42	$1,020.48	$1,020.83	$1,020.13

† Expenses are equal to the fund’s annualized expense ratio of 1.13% for Class A, 1.89% for Class C, .87% for Class I, .80% for Class Y and .94% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2017

Common Stocks - 97.5%	Shares		Value ($)
Automobiles & Components - .6%
Delphi Automotive	126,641		9,641,179
Banks - .8%
JPMorgan Chase & Co.	147,886		13,401,429
Capital Goods - 7.8%
Eaton	240,774		17,330,913
Fortive	321,835		18,553,788
Honeywell International	307,202		38,246,649
Quanta Services	364,317	[a]	13,596,310
Raytheon	134,554		20,741,499
United Technologies	222,301		25,019,978
			133,489,137
Consumer Durables & Apparel - 1.3%
Newell Brands	456,006		22,357,974
Consumer Services - 1.4%
Starbucks	427,502		24,312,039
Diversified Financials - 5.7%
Ameriprise Financial	147,684		19,420,446
CME Group	263,212		31,969,730
Goldman Sachs Group	76,551		18,989,241
Synchrony Financial	756,768		27,425,272
			97,804,689
Energy - 2.4%
Pioneer Natural Resources	79,239		14,736,077
Schlumberger	124,981		10,043,473
Superior Energy Services	989,834	[a]	16,332,261
			41,111,811
Food & Staples Retailing - 3.3%
Costco Wholesale	231,756		41,062,528
Walgreens Boots Alliance	179,653		15,518,426
			56,580,954
Food, Beverage & Tobacco - 4.9%
Conagra Brands	414,332		17,074,622
Kellogg	261,096		19,339,381
Kraft Heinz	266,039		24,345,229
Molson Coors Brewing, Cl. B	226,536		22,741,949
			83,501,181

Common Stocks - 97.5% (continued)	Shares		Value ($)
Health Care Equipment & Services - 8.0%
Aetna	145,806		18,773,981
Boston Scientific	746,852	[a]	18,335,217
Danaher	333,502		28,531,096
Dentsply Sirona	255,426		16,224,660
UnitedHealth Group	337,466		55,810,127
			137,675,081
Materials - 3.8%
Dow Chemical	434,628		27,059,939
Nucor	333,655		20,876,793
Vulcan Materials	147,811		17,827,485
			65,764,217
Media - 5.8%
CBS, Cl. B	425,176		28,027,602
Charter Communications, Cl. A	90,485	[a]	29,232,084
Comcast, Cl. A	1,111,422		41,589,411
			98,849,097
Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
BioMarin Pharmaceutical	255,727	[a]	24,020,437
Celgene	314,397	[a]	38,831,173
Eli Lilly & Co.	424,235		35,130,900
Neurocrine Biosciences	161,716	[a]	7,141,379
TESARO	86,637	[a,b]	16,319,812
Zoetis	316,823		16,889,834
			138,333,535
Retailing - 11.1%
Amazon.com	74,764	[a]	63,178,571
Home Depot	259,543		37,610,376
Priceline Group	23,355	[a]	40,267,056
The TJX Companies	216,460		16,981,287
Ulta Beauty	114,989	[a]	31,441,442
			189,478,732
Semiconductors & Semiconductor Equipment - 3.5%
Broadcom	137,694		29,043,795
Texas Instruments	399,441		30,605,169
			59,648,964
Software & Services - 25.0%
Alphabet, Cl. A	50,660	[a]	42,804,154
Alphabet, Cl. C	68,566	[a]	56,444,217
Citrix Systems	283,468	[a]	22,379,799

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Software & Services - 25.0% (continued)
Facebook, Cl. A	519,179	[a]	70,369,522
Fortinet	288,175	[a]	10,763,336
Intuit	227,946		28,593,546
LogMeIn	.36		33
Microsoft	1,320,870		84,509,263
Oracle	750,941		31,982,577
salesforce.com	249,130	[a]	20,266,725
ServiceNow	167,123	[a]	14,526,331
Splunk	212,914	[a]	13,143,181
Square, Cl. A	591,657	[a]	10,247,499
Teradata	412,136	[a,b]	12,817,430
Twilio, Cl. A	264,792	[b]	8,399,202
			427,246,815
Technology Hardware & Equipment - 1.7%
Cisco Systems	435,998		14,902,412
Western Digital	185,150		14,234,332
			29,136,744
Telecommunication Services - 1.0%
T-Mobile US	274,603	[a,b]	17,170,925
Transportation - 1.3%
Union Pacific	214,732		23,178,172
Total Common Stocks (cost $1,233,467,967)			1,668,682,675
Other Investment - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $17,221,270)	17,221,270	[c]	17,221,270
Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $24,919,660)	24,919,660	[c]	24,919,660
Total Investments (cost $1,275,608,897)	99.9%		1,710,823,605
Cash and Receivables (Net)	.1%		1,199,505
Net Assets	100.0%		1,712,023,110

aNon-income producing security.
bSecurity, or portion thereof, on loan. At February 28, 2017, the value of the fund’s securities on loan was $26,685,395 and the value of the collateral held by the fund was $27,486,715, consisting of cash collateral of $24,919,660 and U.S. Government & Agency securities valued at $2,567,055.
cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	25.0
Retailing	11.1
Pharmaceuticals, Biotechnology & Life Sciences	8.1
Health Care Equipment & Services	8.0
Capital Goods	7.8
Media	5.8
Diversified Financials	5.7
Food, Beverage & Tobacco	4.9
Materials	3.8
Semiconductors & Semiconductor Equipment	3.5
Food & Staples Retailing	3.3
Money Market Investments	2.4
Energy	2.4
Technology Hardware & Equipment	1.7
Consumer Services	1.4
Transportation	1.3
Consumer Durables & Apparel	1.3
Telecommunication Services	1.0
Banks	.8
Automobiles & Components	.6
99.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2017

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $26,685,395)—Note 1(b):
Unaffiliated issuers	1,233,467,967	1,668,682,675
Affiliated issuers	42,140,930	42,140,930
Cash		403,515
Receivable for investment securities sold		30,739,637
Dividends and securities lending income receivable		1,981,991
Receivable for shares of Common Stock subscribed		447,340
Prepaid expenses		30,324
		1,744,426,412
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,396,570
Liability for securities on loan—Note 1(b)		24,919,660
Payable for investment securities purchased		3,260,628
Payable for shares of Common Stock redeemed		2,450,975
Accrued expenses		375,469
		32,403,302
Net Assets ($)		1,712,023,110
Composition of Net Assets ($):
Paid-in capital		1,236,460,483
Accumulated undistributed investment income—net		944,224
Accumulated net realized gain (loss) on investments		39,403,695
Accumulated net unrealized appreciation (depreciation) on investments		435,214,708
Net Assets ($)		1,712,023,110

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	486,156,183	118,441,829	447,384,279	229,861,145	430,179,674
Shares Outstanding	33,458,344	8,713,158	30,728,246	15,802,243	29,127,614
Net Asset Value Per Share ($)	14.53	13.59	14.56	14.55	14.77

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended February 28, 2017

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	22,878,367
Affiliated issuers	48,699
Income from securities lending—Note 1(b)	714,918
Total Income	23,641,984
Expenses:
Management fee—Note 3(a)	12,922,438
Shareholder servicing costs—Note 3(c)	3,561,826
Distribution fees—Note 3(b)	910,548
Directors’ fees and expenses—Note 3(d)	148,548
Professional fees	115,412
Prospectus and shareholders’ reports	102,129
Custodian fees—Note 3(c)	100,383
Registration fees	85,830
Loan commitment fees—Note 2	35,310
Interest expense—Note 2	832
Miscellaneous	26,027
Total Expenses	18,009,283
Less—reduction in expenses due to undertaking—Note 3(a)	(300,135)
Less—reduction in fees due to earnings credits—Note 3(c)	(18,024)
Net Expenses	17,691,124
Investment Income—Net	5,950,860
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	138,808,305
Net unrealized appreciation (depreciation) on investments	152,514,448
Net Realized and Unrealized Gain (Loss) on Investments	291,322,753
Net Increase in Net Assets Resulting from Operations	297,273,613

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended February 28/29
	2017	2016
Operations ($):
Investment income—net	5,950,860	4,451,761
Net realized gain (loss) on investments	138,808,305	94,510,888
Net unrealized appreciation (depreciation) on investments	152,514,448	(195,306,839)
Net Increase (Decrease) in Net Assets Resulting from Operations	297,273,613	(96,344,190)
Distributions to Shareholders from ($):
Investment income—net:
Class A	(704,203)	-
Class I	(2,525,061)	(1,811,135)
Class Y	(1,716,931)	(1,412,052)
Class Z	(2,008,079)	(1,463,268)
Net realized gain on investments:
Class A	(25,177,036)	(36,240,920)
Class C	(6,160,717)	(8,446,187)
Class I	(19,949,221)	(25,926,521)
Class Y	(11,321,619)	(15,065,502)
Class Z	(19,900,558)	(26,013,233)
Total Distributions	(89,463,425)	(116,378,818)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	30,743,748	150,633,668
Class C	6,342,079	13,389,154
Class I	106,697,648	211,556,254
Class Y	52,949,629	54,699,927
Class Z	2,075,626	1,620,352
Distributions reinvested:
Class A	24,501,586	34,566,167
Class C	4,660,270	6,276,555
Class I	19,463,886	23,453,764
Class Y	6,057,626	6,720,173
Class Z	20,532,050	25,734,921
Cost of shares redeemed:
Class A	(166,791,490)	(161,258,024)
Class C	(24,578,584)	(20,371,162)
Class I	(131,955,628)	(92,276,781)
Class Y	(66,123,652)	(91,380,319)
Class Z	(32,423,034)	(30,046,461)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(147,848,240)	133,318,188
Total Increase (Decrease) in Net Assets	59,961,948	(79,404,820)
Net Assets ($):
Beginning of Period	1,652,061,162	1,731,465,982
End of Period	1,712,023,110	1,652,061,162
Undistributed investment income—net	944,224	1,947,638

	Year Ended February 28/29
	2017	2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	2,210,979	10,468,577
Shares issued for distributions reinvested	1,793,674	2,458,321
Shares redeemed	(11,838,330)	(11,552,255)
Net Increase (Decrease) in Shares Outstanding	(7,833,677)	1,374,643
Class C
Shares sold	485,717	997,476
Shares issued for distributions reinvested	364,084	471,305
Shares redeemed	(1,865,676)	(1,519,537)
Net Increase (Decrease) in Shares Outstanding	(1,015,875)	(50,756)
Class Ia
Shares sold	7,594,287	14,907,370
Shares issued for distributions reinvested	1,421,822	1,663,864
Shares redeemed	(9,371,507)	(6,563,050)
Net Increase (Decrease) in Shares Outstanding	(355,398)	10,008,184
Class Ya
Shares sold	3,760,999	3,891,307
Shares issued for distributions reinvested	442,874	475,752
Shares redeemed	(4,726,725)	(6,458,750)
Net Increase (Decrease) in Shares Outstanding	(522,852)	(2,091,691)
Class Za
Shares sold	146,949	112,610
Shares issued for distributions reinvested	1,478,574	1,799,691
Shares redeemed	(2,273,019)	(2,085,623)
Net Increase (Decrease) in Shares Outstanding	(647,496)	(173,322)

[a]During the period ended February 28, 2017, 182,886 Class Y shares representing $2,557,789 were exchanged for 182,822 Class I shares, 6,472 Class A shares representing $86,591 were exchanged for 6,362 Class Z shares and 21,559 Class Z shares representing $310,659 were exchanged for 21,847 Class Y shares. During the period ended February 29, 2016, 4,926 Class A shares representing $69,108 were exchanged for 4,901 Class I shares and 192,140 Class I shares representing $2,812,094 were exchanged for 192,091 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended February 28/29
Class A Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.87	14.50	14.49	10.83	9.90
Investment Operations:
Investment income—net[a]	.03	.02	.01	.01	.04
Net realized and unrealized gain (loss) on investments	2.36	(.75)	1.03	3.72	.92
Total from Investment Operations	2.39	(.73)	1.04	3.73	.96
Distributions:
Dividends from investment income—net	(.02)	-	-	(.02)	(.03)
Dividends from net realized gain on investments	(.71)	(.90)	(1.03)	(.05)	-
Total Distributions	(.73)	(.90)	(1.03)	(.07)	(.03)
Net asset value, end of period	14.53	12.87	14.50	14.49	10.83
Total Return (%)[b]	18.91	(5.52)	7.61	34.52	9.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17	1.16	1.17	1.18	1.26
Ratio of net expenses to average net assets	1.13	1.13	1.13	1.13	1.13
Ratio of net investment income to average net assets	.24	.14	.08	.05	.36
Portfolio Turnover Rate	62.74	53.69	49.29	46.34	52.78
Net Assets, end of period ($ x 1,000)	486,156	531,434	578,656	643,506	471,404

a Based on average shares outstanding.
b Exclusive of sales charge.

See notes to financial statements.

	Year Ended February 28/29
Class C Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.15	13.84	13.98	10.52	9.67
Investment Operations:
Investment (loss)—net[a]	(.07)	(.08)	(.09)	(.08)	(.04)
Net realized and unrealized gain (loss) on investments	2.22	(.71)	.98	3.59	.90
Total from Investment Operations	2.15	(.79)	.89	3.51	.86
Distributions:
Dividends from investment income—net	-	-	-	-	(.01)
Dividends from net realized gain on investments	(.71)	(.90)	(1.03)	(.05)	-
Total Distributions	(.71)	(.90)	(1.03)	(.05)	(.01)
Net asset value, end of period	13.59	12.15	13.84	13.98	10.52
Total Return (%)[b]	18.04	(6.23)	6.79	33.43	8.90
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.91	1.90	1.91	1.95	2.01
Ratio of net expenses to average net assets	1.88	1.88	1.88	1.88	1.88
Ratio of net investment (loss) to average net assets	(.51)	(.61)	(.67)	(.70)	(.40)
Portfolio Turnover Rate	62.74	53.69	49.29	46.34	52.78
Net Assets, end of period ($ x 1,000)	118,442	118,252	135,359	128,347	94,187

a Based on average shares outstanding.
b Exclusive of sales charge.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended February 28/29
Class I Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.92	14.58	14.53	10.89	9.96
Investment Operations:
Investment income—net[a]	.07	.06	.05	.04	.06
Net realized and unrealized gain (loss) on investments	2.37	(.76)	1.04	3.73	.93
Total from Investment Operations	2.44	(.70)	1.09	3.77	.99
Distributions:
Dividends from investment income—net	(.09)	(.06)	(.01)	(.08)	(.06)
Dividends from net realized gain on investments	(.71)	(.90)	(1.03)	(.05)	-
Total Distributions	(.80)	(.96)	(1.04)	(.13)	(.06)
Net asset value, end of period	14.56	12.92	14.58	14.53	10.89
Total Return (%)	19.25	(5.28)	7.92	34.84	9.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88	.88	.87	.86	.90
Ratio of net expenses to average net assets	.87	.86	.86	.84	.86
Ratio of net investment income to average net assets	.51	.42	.37	.32	.63
Portfolio Turnover Rate	62.74	53.69	49.29	46.34	52.78
Net Assets, end of period ($ x 1,000)	447,384	401,688	307,239	395,794	85,640

a Based on average shares outstanding.

See notes to financial statements.

	Year Ended February 28/29
Class Y Shares	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.92	14.58	14.54	11.51
Investment Operations:
Investment income—net[b]	.08	.07	.06	.01
Net realized and unrealized gain (loss) on investments	2.37	(.75)	1.03	3.10
Total from Investment Operations	2.45	(.68)	1.09	3.11
Distributions:
Dividends from investment income—net	(.11)	(.08)	(.02)	(.03)
Dividends from net realized gain on investments	(.71)	(.90)	(1.03)	(.05)
Total Distributions	(.82)	(.98)	(1.05)	(.08)
Net asset value, end of period	14.55	12.92	14.58	14.54
Total Return (%)	19.34	(5.16)	7.91	27.13[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80	.79	.81	.92[d]
Ratio of net expenses to average net assets	.79	.79	.79	.83[d]
Ratio of net investment income to average net assets	.58	.48	.39	.13[d]
Portfolio Turnover Rate	62.74	53.69	49.29	46.34
Net Assets, end of period ($ x 1,000)	229,861	210,912	268,554	2,721

a From July 1, 2013 (commencement of initial offering) to February 28, 2014.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended February 28/29
Class Z Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	13.09	14.75	14.69	10.99	10.03
Investment Operations:
Investment income—net[a]	.06	.05	.04	.03	.05
Net realized and unrealized gain (loss) on investments	2.40	(.76)	1.05	3.77	.94
Total from Investment Operations	2.46	(.71)	1.09	3.80	.99
Distributions:
Dividends from investment income—net	(.07)	(.05)	(.00)[b]	(.05)	(.03)
Dividends from net realized gain on investments	(.71)	(.90)	(1.03)	(.05)	-
Total Distributions	(.78)	(.95)	(1.03)	(.10)	(.03)
Net asset value, end of period	14.77	13.09	14.75	14.69	10.99
Total Return (%)	19.17	(5.31)	7.86	34.70	9.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93	.91	.90	.95	1.04
Ratio of net expenses to average net assets	.93	.90	.90	.94	1.01
Ratio of net investment income to average net assets	.44	.37	.31	.24	.47
Portfolio Turnover Rate	62.74	53.69	49.29	46.34	52.78
Net Assets, end of period ($ x 1,000)	430,180	389,776	441,658	451,517	356,959

a Based on average shares outstanding.
b Amount represents less than $.01 per share.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Research Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	1,639,638,880	-	-	1,639,638,880
Equity Securities - Foreign Common Stocks†	29,043,795	-	-	29,043,795
Registered Investment Companies	42,140,930	-	-	42,140,930

† See Statement of Investments for additional detailed categorizations.

NOTES TO FINANCIAL STATEMENTS (continued)

At February 28, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2017, The Bank of New York Mellon earned $150,040 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2017 were as follows:

Affiliated Investment Company	Value 2/29/2016 ($)	Purchases ($)	Sales ($)	Value 2/28/2017 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	10,456,283	235,107,355	245,563,638	-	-

Affiliated Investment Company	Value 2/29/2016 ($)	Purchases ($)	Sales ($)	Value 2/28/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund††	16,610,253	459,182,478	458,571,461	17,221,270	1.0
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	-	82,939,037	58,019,377	24,919,660	1.4
Total	27,066,536	777,228,870	762,154,476	42,140,930	2.4

†  During the period ended February 28, 2017, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.

†† Formerly, Dreyfus Institutional Preferred Plus Money Market Fund.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2017, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended February 28, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At February 28, 2017, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $944,224, undistributed capital gains $40,563,076 and unrealized appreciation $434,055,327.

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal periods ended February 28, 2017 and February 29, 2016 were as follows: ordinary income $6,954,274 and $4,686,455, and long-term capital gains $82,509,151 and $111,692,363, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2017, was approximately $56,700 with a related weighted average annualized interest rate of 1.47%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of Class Z (excluding taxes, brokerage fees, interest expense, commitment fees on borrowings, and extraordinary expenses) exceed 1½% of the value of Class Z shares’ average daily net assets, Dreyfus will bear such excess expense. In addition, Dreyfus has contractually agreed, from March 1, 2016 through July 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .88% for Class A, C, I and Z shares and .80% for Class Y shares of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $300,135 during the period ended February 28, 2017.

During the period ended February 28, 2017, the Distributor retained $14,065 from commissions earned on sales of the fund’s Class A shares and $5,405 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2017, Class C shares were charged $910,548 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2017, Class A, Class C and Class Z shares were charged $1,342,481, $303,516 and $405,886, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2017, the fund was charged $350,553 for transfer agency services and $29,736 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $18,024.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2017, the fund was charged $100,383 pursuant to the custody agreement.

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended February 28, 2017, the fund was charged $11,110 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,060,656, Distribution Plan fees $73,734, Shareholder Services Plan fees $262,969, custodian fees $75,779, Chief Compliance Officer fees $4,670 and transfer agency fees $68,500, which are offset against an expense reimbursement currently in effect in the amount of $149,738.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2017, amounted to $1,067,454,626 and $1,323,638,406, respectively.

At February 28, 2017, the cost of investments for federal income tax purposes was $1,276,768,278; accordingly, accumulated net unrealized appreciation on investments was $434,055,327, consisting of $442,383,017 gross unrealized appreciation and $8,327,690 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Research Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Research Growth Fund, Inc., including the statement of investments, as of February 28, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Research Growth Fund, Inc. at February 28, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
April 26, 2017

IMPORTANT TAX INFORMATION (Unaudited)

The fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended February 28, 2017 as qualifying for the corporate dividends received deduction. For the fiscal year ended February 28, 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $6,954,274 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2018 of the percentage applicable to the preparation of their 2017 income tax returns. Also, the fund hereby reports $.7079 per share as a long-term capital gain distribution paid on December 19, 2016.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Peggy C. Davis (74)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

David P. Feldman (77)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 35

———————

Ehud Houminer (76)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Board of Overseers at the Columbia Business School, Columbia

University (1992-present)

Trustee, Ben Gurion University

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Lynn Martin (77)

Board Member (2012)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Dr. Martin Peretz (77)

Board Member (1971)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since September 1982.

OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

NOTES

NOTES

NOTES

For More Information

Dreyfus Research Growth Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DWOAX Class C: DWOCX Class I: DWOIX Class Y: DRYQX Class Z: DREQX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6232AR0217

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a) Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $33,856 in 2016 and $34,702 in 2017.

(b) Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,430 in 2016 and $6,591 in 2017.  These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(c) Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,575 in 2016 and $3,636 in 2017.  These services consisted of:  (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held; and (iv) determination of Passive Foreign Investment Companies.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(d) All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $3,865 in 2016 and $4,832 in 2017.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre‑approval by the Audit Committee, were $0 in 2016 and $0 in 2017.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.  The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration.  The pre-approved services in the Policy can include pre-approved audit services, pre‑approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre‑approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note.  None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,851,662 in 2016 and $18,422,804 in 2017.

Auditor Independence.  The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 28, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 28, 2017

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)